Trust Accounts	12 Months Ended
Dec. 31, 2010
Trust Accounts
35.	Trust Accounts

The Group offers a variety of asset management and administrative services under trust arrangements in accordance with the FSCMA. In a trust management capacity, the Group is required to exercise due care in managing and preserving the trust assets. The trust accounts managed by the Group are classified into performance-based trusts and guaranteed trusts in terms of the nature of the trusts, and the guaranteed trusts consist of Guaranteed Principal Money Trusts and Guaranteed Fixed Rate Money Trusts.

The Guaranteed Principal Money Trusts require the Group to guarantee the return of the principal amount invested at the termination of a fixed term deposit. Additionally, the Group guarantees a specified rate of return on the principal amount invested in Guaranteed Fixed Rate Money Trusts. The Group has managed these Trusts and an obligation to absorb losses or the right to receive benefits of these Trusts that could potentially be significant to these Trusts, therefore these Trusts were consolidated in the Group’s consolidated financial statements. See Note 36 for further discussion on the consolidation scope of the trust accounts.

With respect to managing the trust accounts, the Group charges investment management fees on the Guaranteed Principal Money Trusts and other performance based trusts, and receives commission income, including penalty charges for early withdrawal of fixed term deposits.